Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Profit (loss) for the year	₩ 13,314	₩ 587
Depreciation expense	375	340
Amortization expense	145	176
Bad debt expenses	74	1
Unrealized foreign currency loss	671	765
Loss on retirement and disposal of property and equipment	37
Impairment losses on intangible assets	230	5
Post-employment benefit expense	164	(19)
Income tax expense	1,144	3,240
Unrealized foreign currency gain	(288)	(269)
Interest income	(554)	(522)
Gain on disposal of property and equipment	(2)	(2)
Change in accounts receivables	(27,786)	(6,363)
Change in other receivables	12	(445)
Change in prepaid expenses	(1,390)	(186)
Change in other current assets	(400)	259
Change in other non-current assets	(449)	(825)
Change in accounts payables	35,046	1,709
Change in deferred revenue	1,980	1,304
Change in withholdings	1,239	11
Change in accrued expenses	187	(85)
Change in other current liabilities	68	(5)
Change in long-term deferred revenue	4,111	5,537
Change in other non-current liabilities	261
Total	₩ 28,189	₩ 5,213